Fair Value Measurements and Investments - Schedule of Changes in Level 3 Liabilities measured at Fair Value (Details) - Level 3 $ in Thousands	3 Months Ended
Sep. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Business Combination	$ 675
Change in fair value	65
Balance at end of period	$ 740